Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in and loans, net to equity-accounted investments (notes 6b, 11a and 14)	$ 1,133,444		$ 1,133,444			$ 1,075,653
Non-controlling interest	1,944,035		1,944,035			1,989,883
Accumulated deficit	(498,797)		(498,797)			(527,028)
Other long-term liabilities (note 7)	168,877		168,877			198,107
Long-term Debt	2,068,719		2,068,719			$ 2,055,107
Interest Expense	48,694	$ 59,245	97,633	$ 121,765
Net Income (Loss) Attributable to Parent, Diluted	$ (1,844)	$ 21,723	$ 31,208	$ (28,082)
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0	9,588,378	0
• Diluted (loss) income attributable to shareholders of Teekay Corporation	$ (0.02)	$ 0.21	$ 0.28	$ (0.28)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Dividends, Common Stock, Stock					$ (6,334)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit							$ (53,300)
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term Debt					6,300
Dividends, Common Stock, Stock					$ 6,300
Interest Expense	$ 700		$ 1,500
Net Income (Loss) Attributable to Parent, Diluted	$ 1,600		$ 3,200
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	9,588,378		9,588,378
• Diluted (loss) income attributable to shareholders of Teekay Corporation	$ 0.01		$ 0.02